IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	$ 6,308	$ 6,333	$ 6,721	$ 6,874	$ 6,988	$ 8,556
Interest-bearing deposits with banks	87,665		98,348
Trading loans, securities, and other	166,346		152,090
Non-trading financial assets at fair value through profit or loss	5,646		7,340
Derivatives	82,190		87,382
Financial assets designated at fair value through profit or loss	5,925		5,818
Financial assets at fair value through other comprehensive income	75,246		69,865
Debt securities at amortized cost, net of allowance for credit losses	293,594		308,016
Securities purchased under reverse repurchase agreements	205,722		204,333
Loans
Residential mortgages	326,032		320,341
Consumer installment and other personal	221,197		217,554
Credit card	39,421		38,660
Business and government	349,019		326,528
Total loans	935,669		903,083
Allowance for loan losses	(7,545)		(7,136)
Loans, net of allowance for loan losses	928,124		895,947
Customers' liability under acceptances	4,183		17,569
Investment in Schwab	9,866		8,907
Goodwill	18,658		18,602
Other intangibles	2,897		2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,517		9,434
Deferred tax assets	4,806		3,951
Amounts receivable from brokers, dealers, and clients	33,565		30,416
Other assets	26,410		27,629
Total assets	1,966,668		1,955,139
Liabilities
Trading deposits	31,221		30,980
Derivatives	69,742		71,640
Securitization liabilities at fair value	17,653		14,422
Financial liabilities designated at fair value through profit or loss	188,105		192,130
Deposits
Personal	628,983		626,596
Banks	32,463		31,225
Business and government	542,325		540,369
Total deposits, other than trading	1,203,771		1,198,190
Acceptances	4,183		17,569
Obligations related to securities sold short	38,145		44,661
Obligations related to securities sold under repurchase agreements	192,239		166,854
Securitization liabilities at amortized cost	12,581		12,710
Amounts payable to brokers, dealers, and clients	31,754		30,872
Insurance contract liabilities	5,824		5,846
Other liabilities	48,150		47,574
Subordinated notes and debentures	11,318		9,620
Equity	111,982		112,071
Total liabilities and equity	1,966,668		1,955,139
Off-balance sheet commitments
Total off-balance sheet commitments	359,041		343,481
Not later than one month [member]
Assets
Cash and due from banks	6,308		6,721
Interest-bearing deposits with banks	83,379		91,966
Trading loans, securities, and other	4,456		4,328
Non-trading financial assets at fair value through profit or loss	480		0
Derivatives	10,945		10,145
Financial assets designated at fair value through profit or loss	415		374
Financial assets at fair value through other comprehensive income	1,009		745
Debt securities at amortized cost, net of allowance for credit losses	1,011		1,221
Securities purchased under reverse repurchase agreements	134,900		124,253
Loans
Residential mortgages	1,220		1,603
Consumer installment and other personal	1,035		894
Credit card	0		0
Business and government	54,592		37,656
Total loans	56,847		40,153
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	56,847		40,153
Customers' liability under acceptances	2,934		14,804
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	0		0
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	33,537		30,416
Other assets	4,814		5,267
Total assets	341,035		330,393
Liabilities
Trading deposits	3,231		1,272
Derivatives	9,733		9,068
Securitization liabilities at fair value	0		2
Financial liabilities designated at fair value through profit or loss	40,812		48,197
Deposits
Personal	7,520		6,044
Banks	11,333		19,608
Business and government	22,462		25,663
Total deposits, other than trading	41,315		51,315
Acceptances	2,934		14,804
Obligations related to securities sold short	283		135
Obligations related to securities sold under repurchase agreements	168,705		146,559
Securitization liabilities at amortized cost	0		0
Amounts payable to brokers, dealers, and clients	31,726		30,872
Insurance contract liabilities	344		243
Other liabilities	11,229		11,923
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	310,312		314,390
Off-balance sheet commitments
Total off-balance sheet commitments	26,123		22,351
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	348		559
Trading loans, securities, and other	4,716		6,329
Non-trading financial assets at fair value through profit or loss	451		0
Derivatives	10,369		10,437
Financial assets designated at fair value through profit or loss	630		496
Financial assets at fair value through other comprehensive income	6,022		2,190
Debt securities at amortized cost, net of allowance for credit losses	15,656		4,020
Securities purchased under reverse repurchase agreements	27,558		33,110
Loans
Residential mortgages	7,143		2,616
Consumer installment and other personal	1,732		1,580
Credit card	0		0
Business and government	13,033		10,058
Total loans	21,908		14,254
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	21,908		14,254
Customers' liability under acceptances	1,249		2,760
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	8		8
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	28		0
Other assets	7,254		1,869
Total assets	96,197		76,032
Liabilities
Trading deposits	3,168		1,684
Derivatives	10,857		9,236
Securitization liabilities at fair value	1,257		498
Financial liabilities designated at fair value through profit or loss	49,002		30,477
Deposits
Personal	19,133		19,095
Banks	97		68
Business and government	25,086		16,407
Total deposits, other than trading	44,316		35,570
Acceptances	1,249		2,760
Obligations related to securities sold short	2,956		1,566
Obligations related to securities sold under repurchase agreements	16,980		10,059
Securitization liabilities at amortized cost	1,065		526
Amounts payable to brokers, dealers, and clients	28		0
Insurance contract liabilities	432		305
Other liabilities	12,719		9,808
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	144,029		102,489
Off-balance sheet commitments
Total off-balance sheet commitments	34,312		25,293
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	5,738		5,170
Non-trading financial assets at fair value through profit or loss	199		354
Derivatives	5,215		5,246
Financial assets designated at fair value through profit or loss	390		375
Financial assets at fair value through other comprehensive income	2,036		1,200
Debt securities at amortized cost, net of allowance for credit losses	3,433		4,073
Securities purchased under reverse repurchase agreements	26,496		29,068
Loans
Residential mortgages	13,485		5,860
Consumer installment and other personal	2,408		2,334
Credit card	0		0
Business and government	15,848		13,850
Total loans	31,741		22,044
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	31,741		22,044
Customers' liability under acceptances	0		5
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10		6
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	838		5,619
Total assets	76,096		73,160
Liabilities
Trading deposits	5,102		5,278
Derivatives	3,972		4,560
Securitization liabilities at fair value	391		345
Financial liabilities designated at fair value through profit or loss	50,264		37,961
Deposits
Personal	28,227		22,387
Banks	0		29
Business and government	13,456		24,487
Total deposits, other than trading	41,683		46,903
Acceptances	0		5
Obligations related to securities sold short	1,396		1,336
Obligations related to securities sold under repurchase agreements	2,966		6,607
Securitization liabilities at amortized cost	682		355
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	440		327
Other liabilities	6,509		7,986
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	113,405		111,663
Off-balance sheet commitments
Total off-balance sheet commitments	28,531		26,616
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	2,726		3,008
Non-trading financial assets at fair value through profit or loss	115		1,538
Derivatives	5,060		4,244
Financial assets designated at fair value through profit or loss	276		695
Financial assets at fair value through other comprehensive income	2,228		5,085
Debt securities at amortized cost, net of allowance for credit losses	4,991		16,218
Securities purchased under reverse repurchase agreements	8,370		7,381
Loans
Residential mortgages	14,905		10,575
Consumer installment and other personal	3,765		3,830
Credit card	0		0
Business and government	16,652		14,886
Total loans	35,322		29,291
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	35,322		29,291
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	16		8
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	369		208
Total assets	59,473		67,676
Liabilities
Trading deposits	2,836		4,029
Derivatives	4,654		3,875
Securitization liabilities at fair value	852		1,215
Financial liabilities designated at fair value through profit or loss	23,720		42,792
Deposits
Personal	20,828		14,164
Banks	6,237		0
Business and government	12,174		11,819
Total deposits, other than trading	39,239		25,983
Acceptances	0		0
Obligations related to securities sold short	888		1,603
Obligations related to securities sold under repurchase agreements	557		457
Securitization liabilities at amortized cost	740		1,073
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	347		258
Other liabilities	2,611		1,276
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	76,444		82,561
Off-balance sheet commitments
Total off-balance sheet commitments	21,986		21,886
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	5,461		4,569
Non-trading financial assets at fair value through profit or loss	272		199
Derivatives	3,875		3,255
Financial assets designated at fair value through profit or loss	302		324
Financial assets at fair value through other comprehensive income	2,564		2,223
Debt securities at amortized cost, net of allowance for credit losses	4,698		3,480
Securities purchased under reverse repurchase agreements	3,737		7,298
Loans
Residential mortgages	13,109		14,181
Consumer installment and other personal	5,981		5,974
Credit card	0		0
Business and government	13,993		16,964
Total loans	33,083		37,119
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	33,083		37,119
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	10		14
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	287		194
Total assets	54,289		58,675
Liabilities
Trading deposits	2,216		4,153
Derivatives	3,515		2,559
Securitization liabilities at fair value	321		391
Financial liabilities designated at fair value through profit or loss	23,846		32,473
Deposits
Personal	18,726		19,525
Banks	2,408		0
Business and government	6,940		9,658
Total deposits, other than trading	28,074		29,183
Acceptances	0		0
Obligations related to securities sold short	1,351		1,309
Obligations related to securities sold under repurchase agreements	128		1,142
Securitization liabilities at amortized cost	825		703
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	319		253
Other liabilities	962		1,198
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	61,557		73,364
Off-balance sheet commitments
Total off-balance sheet commitments	23,772		22,387
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	12,381		13,226
Non-trading financial assets at fair value through profit or loss	998		1,664
Derivatives	10,725		11,724
Financial assets designated at fair value through profit or loss	899		838
Financial assets at fair value through other comprehensive income	6,967		9,117
Debt securities at amortized cost, net of allowance for credit losses	24,556		22,339
Securities purchased under reverse repurchase agreements	2,773		955
Loans
Residential mortgages	62,773		57,254
Consumer installment and other personal	27,519		27,166
Credit card	0		0
Business and government	44,136		42,460
Total loans	134,428		126,880
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	134,428		126,880
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	76		79
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	215		137
Total assets	194,018		186,959
Liabilities
Trading deposits	4,977		6,510
Derivatives	7,983		8,345
Securitization liabilities at fair value	2,282		1,651
Financial liabilities designated at fair value through profit or loss	313		112
Deposits
Personal	19,170		17,268
Banks	1		0
Business and government	41,251		33,723
Total deposits, other than trading	60,422		50,991
Acceptances	0		0
Obligations related to securities sold short	5,915		5,471
Obligations related to securities sold under repurchase agreements	1,346		150
Securitization liabilities at amortized cost	1,495		2,180
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	934		694
Other liabilities	687		918
Subordinated notes and debentures	197		196
Equity	0		0
Total liabilities and equity	86,551		77,218
Off-balance sheet commitments
Total off-balance sheet commitments	49,449		49,444
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	0		0
Trading loans, securities, and other	28,002		27,298
Non-trading financial assets at fair value through profit or loss	554		828
Derivatives	20,347		25,910
Financial assets designated at fair value through profit or loss	1,739		1,470
Financial assets at fair value through other comprehensive income	19,643		15,946
Debt securities at amortized cost, net of allowance for credit losses	106,707		116,165
Securities purchased under reverse repurchase agreements	474		506
Loans
Residential mortgages	133,296		168,475
Consumer installment and other personal	85,289		85,487
Credit card	0		0
Business and government	100,095		96,952
Total loans	318,680		350,914
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	318,680		350,914
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	619		573
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	265		129
Total assets	497,030		539,739
Liabilities
Trading deposits	7,982		6,712
Derivatives	13,414		16,589
Securitization liabilities at fair value	7,529		6,945
Financial liabilities designated at fair value through profit or loss	3		0
Deposits
Personal	22,250		20,328
Banks	3		4
Business and government	78,084		74,300
Total deposits, other than trading	100,337		94,632
Acceptances	0		0
Obligations related to securities sold short	11,994		19,991
Obligations related to securities sold under repurchase agreements	49		46
Securitization liabilities at amortized cost	4,689		4,956
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	1,522		1,131
Other liabilities	1,910		1,979
Subordinated notes and debentures	0		0
Equity	0		0
Total liabilities and equity	149,429		152,981
Off-balance sheet commitments
Total off-balance sheet commitments	167,042		168,255
Later than five years [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	129		0
Trading loans, securities, and other	25,313		25,677
Non-trading financial assets at fair value through profit or loss	952		1,351
Derivatives	15,654		16,421
Financial assets designated at fair value through profit or loss	1,274		1,246
Financial assets at fair value through other comprehensive income	31,086		29,845
Debt securities at amortized cost, net of allowance for credit losses	132,544		140,502
Securities purchased under reverse repurchase agreements	0		0
Loans
Residential mortgages	80,101		59,733
Consumer installment and other personal	35,212		34,183
Credit card	0		0
Business and government	64,920		67,190
Total loans	180,233		161,106
Allowance for loan losses	0		0
Loans, net of allowance for loan losses	180,233		161,106
Customers' liability under acceptances	0		0
Investment in Schwab	0		0
Goodwill	0		0
Other intangibles	0		0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	3,162		3,153
Deferred tax assets	0		0
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	140		82
Total assets	390,487		379,383
Liabilities
Trading deposits	1,709		1,342
Derivatives	15,614		17,408
Securitization liabilities at fair value	5,021		3,375
Financial liabilities designated at fair value through profit or loss	1		0
Deposits
Personal	705		51
Banks	1		1
Business and government	20,190		19,652
Total deposits, other than trading	20,896		19,704
Acceptances	0		0
Obligations related to securities sold short	12,067		11,971
Obligations related to securities sold under repurchase agreements	0		0
Securitization liabilities at amortized cost	3,085		2,917
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	650		501
Other liabilities	4,178		4,226
Subordinated notes and debentures	11,121		9,424
Equity	0		0
Total liabilities and equity	74,342		70,868
Off-balance sheet commitments
Total off-balance sheet commitments	5,878		5,689
No specific maturity [member]
Assets
Cash and due from banks	0		0
Interest-bearing deposits with banks	3,809		5,823
Trading loans, securities, and other	77,553		62,485
Non-trading financial assets at fair value through profit or loss	1,625		1,406
Derivatives	0		0
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	3,691		3,514
Debt securities at amortized cost, net of allowance for credit losses	(2)		(2)
Securities purchased under reverse repurchase agreements	1,414		1,762
Loans
Residential mortgages	0		44
Consumer installment and other personal	58,256		56,106
Credit card	39,421		38,660
Business and government	25,750		26,512
Total loans	123,427		121,322
Allowance for loan losses	(7,545)		(7,136)
Loans, net of allowance for loan losses	115,882		114,186
Customers' liability under acceptances	0		0
Investment in Schwab	9,866		8,907
Goodwill	18,658		18,602
Other intangibles	2,897		2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	5,616		5,593
Deferred tax assets	4,806		3,951
Amounts receivable from brokers, dealers, and clients	0		0
Other assets	12,228		14,124
Total assets	258,043		243,122
Liabilities
Trading deposits	0		0
Derivatives	0		0
Securitization liabilities at fair value	0		0
Financial liabilities designated at fair value through profit or loss	144		118
Deposits
Personal	492,424		507,734
Banks	12,383		11,515
Business and government	322,682		324,660
Total deposits, other than trading	827,489		843,909
Acceptances	0		0
Obligations related to securities sold short	1,295		1,279
Obligations related to securities sold under repurchase agreements	1,508		1,834
Securitization liabilities at amortized cost	0		0
Amounts payable to brokers, dealers, and clients	0		0
Insurance contract liabilities	836		2,134
Other liabilities	7,345		8,260
Subordinated notes and debentures	0		0
Equity	111,982		112,071
Total liabilities and equity	950,599		969,605
Off-balance sheet commitments
Total off-balance sheet commitments	1,948		1,560
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	353,260		337,826
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,026		22,242
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	34,061		24,178
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	28,274		26,399
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,780		21,450
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,491		22,088
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	47,618		47,826
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	165,624		166,891
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,495		5,265
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,891		1,487
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,800		3,753
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	97		109
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	141		279
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	196		214
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	345		197
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	235		204
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	928		889
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,418		1,364
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	383		424
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	57		73
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,981		1,902
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	110		836
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	61		3
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	861		239
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	46		95
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	903		729
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		0
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0		0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0		$ 0